Vessels and subsidiaries - Vessels and time charter contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment
As of end of period	$ 0	$ 114,759
Net book value of vessels and time charter contracts	1,665,810	1,444,146
Total Cost [Member]
Property, Plant and Equipment
As of beginning of period	1,810,158	1,568,729
Additions	15,373	390,471
Transferred from vessels under construction	336,890	92,964
Transferred to asset held for sale	0	(23,321)
Disposals	(90,965)	(218,684)
As of end of period	2,071,456	1,810,158
Total Accumulated Depreciation and Impairment [Member]
Property, Plant and Equipment
Transferred to asset held for sale	0	2,570
Disposals	67,125	127,534
As of end of period	(405,647)	(366,013)
As of beginning of period	(366,013)	(391,209)
Charge for the period	(103,259)	(96,367)
Impairment charges	(3,500)	(8,540)
Vessel Cost [Member]
Property, Plant and Equipment
Transferred from vessels under construction	325,004	91,264
Transferred to asset held for sale	0	(21,585)
Disposals	(84,848)	(203,123)
As of end of period	2,007,385	1,767,117
As of beginning of period	1,767,117	1,534,496
Additions	113	366,064
Vessel Accumulated Depreciation and impairment [Member]
Property, Plant and Equipment
Transferred to asset held for sale	0	2,014
Disposals	62,224	116,873
As of end of period	(391,894)	(359,066)
As of beginning of period	(359,066)	(384,520)
Charge for the period	(91,551)	(84,893)
Impairment charges	(3,500)	(8,540)
Vessel Net Book Value [Member]
Property, Plant and Equipment
As of end of period	1,615,492	1,408,051
Drydock Cost [Member]
Property, Plant and Equipment
Transferred from vessels under construction	6,800	1,700
Transferred to asset held for sale	0	(1,736)
Disposals	(6,117)	(15,562)
As of end of period	44,818	36,441
As of beginning of period	36,441	27,632
Additions	7,695	24,406
Drydock Accumulated Depreciation and impairment [Member]
Property, Plant and Equipment
Transferred to asset held for sale	0	556
Disposals	4,902	10,661
As of end of period	(9,171)	(3,731)
As of beginning of period	(3,731)	(4,451)
Charge for the period	(10,342)	(10,497)
Drydock Net Book Value [Member]
Property, Plant and Equipment
As of end of period	35,647	32,710
Scrubbers Cost [Member]
Property, Plant and Equipment
Transferred from vessels under construction	5,086	0
As of end of period	12,652	0
As of beginning of period	0	0
Additions	7,566	0
Scrubbers Accumulated Depreciation and Impairment [Member]
Property, Plant and Equipment
As of beginning of period	0	0
Charge for the period	(388)	0
As of end of period	(388)	0
Scrubbers Net Book Value [Member]
Property, Plant and Equipment
As of end of period	12,264	0
Time Charter Contracts Cost [Member]
Property, Plant and Equipment
As of beginning of period	6,600	6,600
As of end of period	6,600	6,600
Time Charter Contracts Accumulated Depreciation and impairment [Member]
Property, Plant and Equipment
As of beginning of period	(3,215)	(2,237)
Charge for the period.	(978)	(978)
As of end of period	(4,193)	(3,215)
Time Charter Contracts Net Book Value [Member]
Property, Plant and Equipment
As of end of period	2,407	3,385
Vessels Under Construction [Member]
Property, Plant and Equipment
As of beginning of period	114,759	43,638
Additions	222,131	164,085
Transferred to vessels	(336,890)	(92,964)
As of end of period	$ 0	$ 114,759